PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2019	2018
	$	$
Cost:

Computers and peripheral equipment	2,732	2,732
Office furniture and equipment	819	819
Trade Equipment	42	42
Leasehold improvements	196	196
Equipment in lease	1,125	711

	4,914	4,500
Accumulated depreciation:
Computers and peripheral equipment	2,631	2,593
Office furniture and equipment	728	656
Trade Equipment	25	25
Leasehold improvements	179	20
Equipment in lease	457	363

	4,020	3,657
Depreciated cost	894	843